Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Issuance of common stock convertible debt	$ 25,000
Debt Conversion, Converted Instrument, Shares Issued	6,000
Issuance of common stock for debt	$ 734,516
Series B Convertible Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Issuance of common stock convertible debt		$ 25,000
Principal Amount [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Issuance of common stock for debt	291,029
Accrued Interest [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Issuance of common stock for debt	$ 658
Lender [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Stock issued		14,662,039
Officer [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Issuance of common stock convertible debt		$ 6,000